CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 28,397,000	$ 491,827
Accounts receivable	731,000
Inventories	13,503,000
Prepaid expenses and other current assets	14,203,000
Total current assets	66,006,000	557,800
Property and equipment, net	58,515,000
Operating lease right-of-use assets	2,016,000
Intangible assets, net	15,680,000
Other assets	4,084,000
Total assets	146,301,000	276,767,253
Current liabilities:
Accounts payable, including due to related party of $147 and $93, respectively	10,066,000
Accrued expenses and other current liabilities, including due to related party of $5,664 and $109 respectively	13,660,000
Operating lease liabilities	541,000
Notes payable	1,950,000
Warrant liabilities	15,821,000
Total current liabilities	101,536,000
Operating lease liabilities	1,519,000
Notes payable, including due to related party of $16,523 and $18,936, respectively	35,131,000
Other long-term liabilities, including due to related party of $3,062 and $2,416, respectively	5,588,000
Total liabilities	152,688,000	41,392,640
Commitments (Note 6)
Noncontrolling interest	11,855,000
Stockholders' equity (deficit):
Common stock	1,000
Additional paid-in capital	(64,549,000)
Accumulated other comprehensive income	219,000
Accumulated deficit	(265,507,000)	(171,784,000)
Total stockholders' equity (deficit)	(329,836,000)	(40,658,834)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	146,301,000	276,767,253
Gelesis
Current assets:
Cash	28,397,000	48,144,000
Marketable securities	23,998,000	23,998,000
Accounts receivable	731,000	818,000
Grants receivable	9,172,000	8,116,000
Inventories	13,503,000	5,122,000
Prepaid expenses and other current assets	14,203,000	6,677,000
Total current assets	66,006,000	92,875,000
Property and equipment, net	58,515,000	46,895,000
Operating lease right-of-use assets	2,016,000	2,167,000
Intangible assets, net	15,680,000	17,947,000
Other assets	4,084,000	3,959,000
Total assets	146,301,000	163,843,000
Current liabilities:
Accounts payable, including due to related party of $147 and $93, respectively	10,066,000	8,322,000
Accrued expenses and other current liabilities, including due to related party of $5,664 and $109 respectively	13,660,000	7,320,000
Deferred income	32,370,000	624,000
Operating lease liabilities	541,000	421,000
Convertible promissory notes due to related party, held at fair value	27,128,000
Notes payable	1,950,000	254,000
Warrant liabilities	15,800,000	600,000
Total current liabilities	101,536,000	17,522,000
Deferred income	8,914,000	8,276,000
Operating lease liabilities	1,519,000	1,780,000
Notes payable, including due to related party of $16,523 and $18,936, respectively	35,131,000	34,002,000
Warrant liabilities		11,500,000
Other long-term liabilities, including due to related party of $3,062 and $2,416, respectively	5,588,000	11,729,000
Total liabilities	152,688,000	84,827,000
Commitments (Note 6)
Noncontrolling interest	11,855,000	12,429,000
Redeemable convertible preferred stock
Redeemable convertible preferred stock		213,525,000
Stockholders' equity (deficit):
Common stock	1,000	1,000
Additional paid-in capital	(64,549,000)	23,907,000
Accumulated other comprehensive income	219,000	938,000
Accumulated deficit	(265,507,000)	(171,784,000)
Total stockholders' equity (deficit)	(329,836,000)	(146,938,000)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	146,301,000	163,843,000
Gelesis | Warrants
Current liabilities:
Warrant liabilities	15,821,000	581,000
Warrant liabilities		11,518,000
Gelesis | Series A-1
Redeemable convertible preferred stock
Redeemable convertible preferred stock	7,113,000	6,176,000
Gelesis | Series A-2
Redeemable convertible preferred stock
Redeemable convertible preferred stock	3,033,000	3,033,000
Gelesis | Series A3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock	7,460,000	4,463,000
Gelesis | Series A4 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock	2,602,000	2,602,000
Gelesis | Series A-5
Redeemable convertible preferred stock
Redeemable convertible preferred stock	44,307,000	24,991,000
Gelesis | Series Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	56,959,000	32,763,000
Gelesis | Series 2 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	53,201,000	30,684,000
Gelesis | Series 3 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	$ 136,919,000	$ 108,813,000